Segment reporting (Detail) - USD ($) $ in Millions		3 Months Ended				6 Months Ended
		Jun. 30, 2019		Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019		Jun. 30, 2018		Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]	$ 1,026		$ 1,123	$ 1,205	$ 2,149	[2]	$ 2,639	[2],[3]
Non-interest income	[2]					12,633		13,228	[3]
Income	[2]					14,783		15,867
Credit loss (expense) / recovery		(12)		(20)	(29)	(33)	[2]	(55)	[2]
Total operating income		7,532		7,218	7,644	14,750	[2]	15,812	[2]
Personnel expenses		4,153		4,043	4,102	8,196	[2]	8,357	[2]
General and administrative expenses		1,175		1,187	1,533	2,362	[2]	3,042	[2]
Services (to) / from CC and other BDs	[2]					0		0
of which: services from Corporate Center	[2]					0		0
Depreciation and impairment of property, equipment and software		427		427	287	854	[2]	575	[2]
Amortization and impairment of intangible assets		18		16	16	33	[2]	33	[2]
Total operating expenses		5,773		5,672	5,938	11,445	[2]	12,007	[2]
Operating profit / (loss) before tax		1,759		1,546	1,706	3,305	[2]	3,806	[2]
Tax expense / (benefit)		366		407	322	773	[2]	855	[2]
Net profit / (loss)		1,393		1,139	$ 1,384	2,532	[2]	2,951	[2]
Additional information
Total assets		968,728	[2]	$ 956,579		968,728	[2]			$ 958,489	[2]
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income	[2]					1,975		2,062	[3]
Non-interest income	[2]					6,090		6,507	[3]
Income	[2]					8,064		8,570
Credit loss (expense) / recovery	[2]					(4)		3
Total operating income	[2]					8,061		8,572
Personnel expenses	[2]					3,805		3,898
General and administrative expenses	[2]					520		610
Services (to) / from CC and other BDs	[2]					1,967		1,973
of which: services from Corporate Center	[2]					1,886		1,910
Depreciation and impairment of property, equipment and software	[2]					3		2
Amortization and impairment of intangible assets	[2]					28		26
Total operating expenses	[2]					6,323		6,509
Operating profit / (loss) before tax	[2]					1,737		2,064
Additional information
Total assets	[2]	320,912				320,912				313,737
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income	[2]					994		1,017	[3]
Non-interest income	[2]					920		929	[3]
Income	[2]					1,914		1,946
Credit loss (expense) / recovery	[2]					1		(36)
Total operating income	[2]					1,915		1,911
Personnel expenses	[2]					444		411
General and administrative expenses	[2]					105		119
Services (to) / from CC and other BDs	[2]					582		620
of which: services from Corporate Center	[2]					640		676
Depreciation and impairment of property, equipment and software	[2]					7		7
Amortization and impairment of intangible assets	[2]					0		0
Total operating expenses	[2]					1,139		1,156
Operating profit / (loss) before tax	[2]					777		754
Additional information
Total assets	[2]	201,735				201,735				200,703
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income	[2]					(13)		(15)	[3]
Non-interest income	[2]					934		942	[3]
Income	[2]					921		927
Credit loss (expense) / recovery	[2]					0		0
Total operating income	[2]					921		927
Personnel expenses	[2]					364		368
General and administrative expenses	[2]					92		100
Services (to) / from CC and other BDs	[2]					237		255
of which: services from Corporate Center	[2]					259		278
Depreciation and impairment of property, equipment and software	[2]					0		1
Amortization and impairment of intangible assets	[2]					0		1
Total operating expenses	[2]					693		725
Operating profit / (loss) before tax	[2]					228		202
Additional information
Total assets	[2]	31,172				31,172				28,140
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income	[2]					(403)		(120)	[3]
Non-interest income	[2]					4,264		4,718	[3]
Income	[2]					3,860		4,598
Credit loss (expense) / recovery	[2]					(24)		(21)
Total operating income	[2]					3,836		4,577
Personnel expenses	[2]					1,499		1,731
General and administrative expenses	[2]					284		297
Services (to) / from CC and other BDs	[2]					1,412		1,428
of which: services from Corporate Center	[2]					1,438		1,448
Depreciation and impairment of property, equipment and software	[2]					4		4
Amortization and impairment of intangible assets	[2]					4		5
Total operating expenses	[2]					3,202		3,465
Operating profit / (loss) before tax	[2]					634		1,111
Additional information
Total assets	[2]	316,922				316,922				302,253
Corporate Center
Disclosure Of Operating Segments [Line Items]
Net interest income	[2]					(403)		(305)	[3]
Non-interest income	[2]					425		131	[3]
Income	[2]					23		(174)
Credit loss (expense) / recovery	[2]					(6)		0
Total operating income	[2]					17		(174)
Personnel expenses	[2]					2,083		1,949
General and administrative expenses	[2]					1,361		1,916
Services (to) / from CC and other BDs	[2]					(4,198)		(4,276)
of which: services from Corporate Center	[2]					(4,223)		(4,312)
Depreciation and impairment of property, equipment and software	[2]					840		561
Amortization and impairment of intangible assets	[2]					2		1
Total operating expenses	[2]					88		151
Operating profit / (loss) before tax	[2]					(71)		$ (325)
Additional information
Total assets	[2]	$ 97,986				$ 97,986				$ 113,656

[1]
Effective from the first quarter of 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss into Other net income from financial instruments measured at fair value through profit or loss. Prior-period information was restated accordingly. Refer to Note 1 for more information

[2]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019
[3]
Effective from the first quarter of 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on the Group arising from the Investment Bank. Refer to Note 1 for more information.